Organization (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Summary of Subsidiaries and Consolidated Variable Interest Entities

The Company is principally engaged in the provision of Hosting and related services and Managed Network Services.

(a)	As of December 31, 2015, the significant subsidiaries of the Company and consolidated variable interest entities are as follows:

Entity	Date of incorporation/ Acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
			Direct
Subsidiaries:
21ViaNet Group Limited (“21Vianet HK”)	May 25, 2007	Hong Kong	100%	Investment holding
21ViaNet Data Center Co., Ltd. (“21Vianet China”) (1)	June 12, 2000	PRC	100%	Provision of technical and consultation services and rental of long-lived assets
Fastweb International Holdings (“Fastweb Holdings”) (5)	September 9, 2012	Cayman Islands	100%	Investment holding
Hongkong Fastweb Holdings Co., Limited (“Fastweb HK”) (5)	September 9, 2012	Hong Kong	100%	Investment holding
Beijing Fastweb Technology Co., Ltd. (“Fastweb Technology”) (1) / (5)	September 9, 2012	PRC	100%	Dormant company
21Vianet (Foshan) Technology Co., Ltd. (“FS Technology”) (1)	December 20, 2011	PRC	100%	Trading of network equipment, provision of technical and internet data center services
21Vianet Anhui Suzhou Technology Co., Ltd. (“SZ Technology”) (1)	November 16, 2011	PRC	100%	Trading of network equipment
21Vianet Xi’an Holding Limited (“21V Xi’an Holding”) (4)	July 5, 2012	British Virgin Islands	100%	Investment holding
21Vianet (Xi’an) Technology Co., Ltd. (“Xi’an Tech”) (1) /(4)	July 5, 2012	PRC	100%	Provision of technical and internet data center
21Vianet Hangzhou Information Technology Co., Ltd. (“HZ Technology”) (1)	March 4, 2013	PRC	100%	Provision of internet data center services
21Vianet Mobile Limited (“21V Mobile”) (7)	April 30, 2013	Hong Kong	100%	Investment holding
Joytone Infotech Co., Ltd. (“SZ Zhuoaiyi”) (1) / (7)	April 30, 2013	PRC	100%	Provision of technical and consultation services
21Vianet Ventures Limited (“Ventures”)	March 6, 2014	Hong Kong	100%	Investment holding
WiFire Group Inc. (“WiFire Group”)	March 7, 2014	British Virgin Islands	100%	Investment holding
Abitcool (China) Broadband Inc. (“aBitCool DG”) (1)	June 13, 2014	PRC	100%	Dormant company
Diyixian.com Limited (“DYX”) (10)	August 10, 2014	Hong Kong	100%	Provision of virtual private network services
Dermot Holding Limited (“Dermot BVI”) (10)	August 8, 2014	British Virgin Islands	100%	Investment holding
21Vianet Zhuhai Financial Leasing Co., Ltd. (“Zhuhai Financial Leasing”) (1)	April 9, 2015	PRC	100%	Provision of financial leasing business services

Variable Interest Entities (the “VIEs”):
Beijing Yiyun Network Technology Co., Ltd. (formerly known as Beijing aBitCool Network Technology Co., Ltd.) (“21Vianet Technology”) (1) /(2)	October 22, 2002	PRC	—	Provision of internet data center and managed network services
Beijing iJoy Information Technology Co., Ltd. (“BJ iJoy”) (1) / (2)/ (7)	April 30, 2013	PRC	—	Provision of internet data center, content delivery network services
WiFire Network Technology (Beijing) Co., Ltd. (formerly known as aBitCool Small Micro Network Technology (BJ) Co., Ltd.) (“WiFire Network”) (1) / (2)	April 1, 2014	PRC	—	Provision of telecommunication services

Held directly by BJ iJoy:
Shanghai iJoy Information Technology Co., Ltd. (“SH iJoy”) (1) / (2)/ (7)	May 30, 2013	PRC	—	Provision of internet data center, content delivery network services

Held directly by 21Vianet Technology:
Beijing 21Vianet Broad Band Data Center Co., Ltd. (“21Vianet Beijing”) (1) / (2)	March 15, 2006	PRC	—	Provision of internet data center and managed network services
Dongguan Asia Cloud Investment Co., Ltd. (“Asia Cloud Investment”) (1) / (2) / (8)	July 30, 2013	PRC	—	Investment holding

Held directly by Asia Cloud Investment:
Dongguan Asia Cloud Network Technology Co., Ltd. (“Asia Cloud Technology”) (1) /(2) / (8)	August 16, 2013	PRC	—	Dormant company

Held directly by 21Vianet Beijing:
21Vianet (Xi’an) Information Outsourcing Industry Park Services Co., Ltd. (“Xi’an Sub”) (1) / (2)	June 23, 2008	PRC	—	Provision of internet data center services
Beijing Chengyishidai Network Technology Co., Ltd. (“CYSD”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Zhiboxintong (Beijing) Network Technology Co., Ltd. (“ZBXT”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Guangzhou Gehua Network Technology and Development Co., Ltd. (“Gehua”) (1) / (2)	October 8, 2011	PRC	—	Provision of managed network services
Langfang Xunchi Computer Data Processing Co., Ltd. (“LF Xunchi”) (1) / (2)	December 19, 2011	PRC	—	Dormant company
Beijing Fastweb Network Technology Co., Ltd. (“BJ Fastweb”) (1) / (2) / (5)	September 9, 2012	PRC	—	Provision of internet data center and internet content delivery network services
Shanghai Blue Cloud Technology Co., Ltd. (“SH Blue Cloud”) (1) / (2)	March 21, 2013	PRC	—	Provision of Office 365 and Windows Azure platform services
WiFire (Beijing) Technology Co., Ltd. (formerly known as Beijing Tianwang Online Communication Technology Co., Ltd.) (“WiFire BJ”) (1) / (2) / (6)	February 28, 2013	PRC	—	Provision of managed network services and virtual private network services
Beijing Yilong Technology Co., Ltd. (“BJ Yilong”) (1) / (2) / (6)	February 28, 2013	PRC	—	Provision of managed network services and virtual private network services
Beijing Yichengtaihe Investment Co., Ltd. (“BJ Yichengtaihe”) (1)/ (2)/ (11)	September 30, 2014	PRC	—	Dormant Company
Held directly by LF Xunchi:
Sichuan Aipu Network Co., Ltd. (“SC Aipu”) (1) / (2) / (9)	May 31, 2014	PRC	—	Provision of community network services and business network services

Held directly by DYX:
DYXnet Limited (“DYX net”) (10)	August 10, 2014	Hong Kong	100%	Dormant Company

Held directly by DYX and LF Xunchi:
Shenzhen DYX Telecommunication Co., Ltd. (“SZ DYX”) (1)/ (10)	August 10, 2014	PRC	50%	Provision of virtual private network services

(1)	Collectively, the “PRC Subsidiaries”.
(2)	Collectively, the “Consolidated VIEs”.
(3)	On September 30, 2010, the Company through its subsidiary, 21Vianet Beijing acquired CYSD, ZBXT and its subsidiaries (collectively, the “Managed Network Entities”).
(4)	On July 5, 2012, the Company through its wholly-owned subsidiary, 21Vianet HK, acquired 100% equity interests in 21V Xi’an Holding and its subsidiaries (collectively referred to as “21V Xi’an”).
(5)	On September 9, 2012, the Company and its subsidiary, 21Vianet Beijing, acquired 100% equity interest in Fastweb Holding and its subsidiaries (collectively referred to as “Fastweb”).
(6)	On February 28, 2013, the Company through its wholly-owned subsidiary, 21Vianet Beijing, acquired 100% equity interests in WiFire BJ and BJ Yilong. (collectively referred to as “WiFire BJ and Yilong”) (Note 4).
(7)	On April 30, 2013, the Company acquired 100% equity interest in 21V Mobile and its subsidiaries (collectively referred to as “iJoy”) (Note 4).
(8)	On July 30, 2013, the Company through 21Vianet Technology, and a state-owned entity established these entities for future operations of telecommunication related services (collectively referred to as “Asia Cloud Group”) (Note 1(c)).
(9)	On May 31, 2014, the Company and its subsidiary, Langfang Xunchi Computer Data Processing Co., Ltd. (“LF Xunchi”), acquired 50% equity interest in SC Aipu and its subsidiaries (collectively referred to as “Aipu Group”) (Note 4).
(10)	On August 10, 2014, the Company and its subsidiary, LF Xunchi, acquired 100% equity interest Dermot BVI and its subsidiaries (collectively referred to as “Dermot Entities”) (Note 4).
(11)	On September 30, 2014, the Company through its subsidiary, 21Vianet Beijing acquired 100% equity interest in the entity, which was accounted for an asset acquisition (Note 4).

Consolidated VIE before Eliminating Intercompany Balances

The following tables represent the financial information of the Consolidated VIEs as of December 31, 2014 and 2015 and for the years ended December 31, 2013, 2014 and 2015 before eliminating the intercompany balances and transactions between the Consolidated VIEs and other entities within the Group:

	As of December 31,
	2014	2015
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	369,597	391,182	60,388
Restricted cash	61,649	135,875	20,975
Accounts receivable (net of allowance for doubtful accounts of RMB10,012 and RMB39,010 (US$6,022) as of December 31, 2014 and 2015, respectively)	677,375	630,582	97,345
Inventories	9,673	13,115	2,025
Short-term investments	900,000	102,300	15,792
Prepaid expenses and other current assets	258,474	548,061	84,606
Deferred tax assets	33,717	29,029	4,481
Amounts due from a related party	9,800	55,503	8,568

Total current assets	2,320,285	1,905,647	294,180

Non-current assets:
Property and equipment, net	1,945,176	2,226,653	343,736
Intangible assets, net	904,921	810,171	125,069
Land use right, net	66,175	64,682	9,985
Goodwill	1,146,570	1,146,570	177,000
Deferred tax assets	40,363	44,688	6,899
Amount due from a related party	28,500	—	—
Other non-current assets	65,942	153,772	23,738
Long-term investments	110,626	164,454	25,387

Total non-current assets	4,308,273	4,610,990	711,814

Total assets	6,628,558	6,516,637	1,005,994

Current liabilities:
Short-term bank borrowings	160,181	276,000	42,607
Accounts and notes payable	340,519	416,850	64,351
Accrued expenses and other payables	375,124	435,912	67,293
Advance from customers	97,679	185,800	28,683
Income tax payable	27,677	43,949	6,785
Deferred revenue	338,655	332,091	51,266
Amount due to inter-companies (1)	491,522	890,988	137,545
Amount due to related parties (2)	53,371	48,762	7,528
Current portion of capital lease obligation	54,984	123,694	19,095
Current portion of other long-term borrowings	900,000	—	—
Current portion of long-term bank borrowings	—	12,422	1,918
Deferred government grants	6,150	6,332	977
Deferred tax liabilities	2,696	—	—

Total current liabilities	2,848,558	2,772,800	428,048

Non-current liabilities:
Amount due to inter-companies	1,137,850	1,080,118	166,741
Long-term bank borrowings	—	27,534	4,251
Non-current portion of capital lease obligations	458,632	543,503	83,902
Unrecognized tax benefits	20,453	11,098	1,713
Deferred tax liabilities	227,821	218,522	33,734
Deferred government grants	27,422	31,288	4,830
Deferred revenue	74,044	68,535	10,580
Mandatorily redeemable noncontrolling interests	100,000	100,000	15,437

Total non-current liabilities	2,046,222	2,080,598	321,188

Total liabilities	4,894,780	4,853,398	749,236

	For the Year Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Net revenues	2,051,248	2,695,021	3,066,090	488,304
Net profit/(loss)	179,049	175,521	(35,811)	(5,527)

	For the Year Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Net cash provided by operating activities	195,659	434,865	270,358	41,718
Net cash (used in) provided by investing activities	(1,272,863)	(808,117)	105,635	16,307
Net cash provided by (used in) financing activities	1,168,139	480,045	(354,408)	(54,722)
Net increase in cash and cash equivalents	90,935	106,793	21,585	3,303

(1)	Amount due to inter-companies consist of intercompany payables to the other companies within the Group for the purchase of telecommunication resources and fixed assets on behalf of the Consolidated VIEs. The Consolidated VIEs had intercompany payables of RMB36,103 and RMB34,603 (US$5,342) to 21Vianet China for accrued service fees as of December 31, 2014 and 2015, respectively. Service fees paid by the Consolidated VIEs to 21Vianet China and were RMB9,924, nil and RMB35,292 (US$5,448) for the years ended December 31, 2013, 2014 and 2015, respectively.
(2)	Information with respect to related parties is discussed in Note 24.